Benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of benefit plans

The amounts and conditions vary depending on the collective bargaining agreement and for non-unionized personnel.

	12.31.21	12.31.20
Non-current	997	1,130
Current	131	127
Total Benefit plans	1,128	1,257

The breakdown of the benefit plan obligations as of December 31, 2021 and 2020 is as follows:

The breakdown of the benefit plan obligations as of December 31, 2021 and 2020 is as follows:

	12.31.21	12.31.20
Benefit payment obligations at beginning of year	1,257	1,181
Current service cost	66	243
Interest cost	689	477
Actuarial losses	(200)	(164)
Result from exposure to inflation for the year	(613)	(459)
Benefits paid to participating employees	(71)	(21)
Benefit payment obligations at end of year	1,128	1,257

Schedule of detail of the charge recognized in the statement of comprehensive loss income

The breakdown of the charge recognized in the Statement of Comprehensive Income (Loss) is as follows:

	12.31.21	12.31.20	12.31.19
Cost	66	243	226
Interest	689	477	312
Actuarial results - Other comprehensive results	(200)	(164)	15
	555	556	553

The main assumptions used are as follow:

The actuarial assumptions used are based on market interest rates for Argentine government bonds, past experience, and the Company Management’s best estimate of future economic conditions. Changes in these assumptions may affect the future cost of benefits and obligations. The main assumptions used are as follow:

 Schedule of actuarial assumptions

	12.31.21	12.31.20	12.31.19
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	57%	50%	31%

Sensitivity analysis:

Sensitivity analysis:

12.31.21
Discount Rate: 4%
Obligation	1,234
Variation	106
9%

Discount Rate: 6%
Obligation	1,038
Variation	(90)
(8%)

Salary Increase : 0%
Obligation	1,034
Variation	(94)
(8%)

Salary Increase: 2%
Obligation	1,237
Variation	109
9%

The expected payments of benefits are as follow:	The expected payments of benefits are as follow:
	In 2022	In 2023	In 2024	In 2025	In 2026	Between 2027 to 2031
At December 31, 2021
Benefit payment obligations	131	23	25	26	5	22